Employee benefit obligations (Tables)	12 Months Ended
Dec. 31, 2024
Employee benefit obligations.
Summary of employee obligations and assets of the defined benefit schemes included in the combined statement of financial position

	Germany		UK*		U.S and Other**		Total
	2024	2023	2024	2023	2024	2023	2024	2023
	$'m	$'m	$'m	$'m	$'m	$'m	$'m	$'m
Obligations	(98)	(103)	(133)	(145)	(74)	(76)	(305)	(324)
Assets	—	—	143	167	58	52	201	219
Net (obligations)/assets	(98)	(103)	10	22	(16)	(24)	(104)	(105)

*The net employee benefit asset in the UK as at December 31, 2024 and 2023 is included within non-current assets on the statement of financial position.

**Net obligation of ‘Other’ defined benefit schemes at December 31, 2024 is $7 million (2023: $6 million).

Summary of amounts recognized in the combined income statement

	Year ended December 31,
	2024	2023	2022
	$’m	$’m	$’m
Current service cost and administration costs:
Cost of sales – current service cost (note 9)	(8)	(8)	(11)
SG&A – current service cost (note 9)	(3)	(2)	(2)
	(11)	(10)	(13)
Cost of sales - Exceptional past service charge	—	(4)	—
Finance expense (note 6)	(5)	(5)	(3)
	(16)	(19)	(16)

Summary of amounts recognized in the combined statement of comprehensive income

	Year ended December 31,
	2024	2023	2022
	$’m	$’m	$’m
Remeasurement of defined benefit obligation:
Actuarial gain arising from changes in demographic assumptions	4	4	1
Actuarial gain/(loss) arising from changes in financial assumptions	19	(12)	157
Actuarial loss arising from changes in experience	(9)	(2)	(13)
	14	(10)	145
Remeasurement of plan assets:
Actual return less expected return on plan assets	(21)	(5)	(121)
Actuarial (loss)/gain for the year on defined benefit pension schemes	(7)	(15)	24
Actuarial gain/(loss) on other long term and end of service employee benefits	4	(1)	11
	(3)	(16)	35

Summary of movement in the defined benefit obligations and assets

	Obligations		Assets
	2024	2023	2024	2023
	$’m	$’m	$’m	$’m
At January 1,	(324)	(287)	219	202
Acquired (note 11)	—	(1)	—	—
Transfer	—	—	—	1
Interest income	—	—	10	10
Current service cost	(6)	(7)	—	—
Exceptional past service charge	—	(3)	—	—
Interest cost	(13)	(13)	—	—
Administration expenses paid	—	—	—	(1)
Remeasurements	14	(10)	(21)	(5)
Employer contributions	—	—	11	10
Employee contributions	(1)	(1)	1	1
Benefits paid	16	10	(16)	(10)
Exchange	9	(12)	(3)	11
At December 31,	(305)	(324)	201	219

Summary of plan assets

	At December 31,
	2024	2024	2023	2023
	$’m	%	$’m	%
Target return funds	93	47	92	42
Bonds	49	24	73	33
Cash/other	59	29	54	25
	201	100	219	100

Summary of ranges of the principal assumptions applied in estimating defined benefit obligations

	Germany		UK		U.S.
	2024	2023	2024	2023	2024	2023
	%	%	%	%	%	%
Rate of inflation	2.00	2.00	3.00	2.95	2.20	2.20
Rate of increase in salaries	3.00	3.20	2.60	2.50	3.00	3.00
Discount rate	3.57	3.45	5.55	4.80	5.87	5.37

Summary of mortality assumptions for the countries with the most significant defined benefit plans

	Germany		UK		U.S.
	2024	2023	2024	2023	2024	2023
	Years	Years	Years	Years	Years	Years
Life expectancy, current pensioners	23	22	21	22	21	21
Life expectancy, future pensioners	25	25	23	23	23	22

Summary of principal defined benefit schemes

	Europe	Europe	North
	UK	Germany	America
Nature of the schemes	Funded*	Unfunded	Funded
2024
Active members	—	643	656
Deferred members	491	298	129
Pensioners including dependents	573	202	153
Weighted average duration (years)	12	15	14
2023
Active members	—	723	699
Deferred members	589	244	113
Pensioners including dependents	531	181	135
Weighted average duration (years)	13	16	14

*Census data is updated every 3 years as part of the full valuation for purpose of the UK pension regulator.

Summary of expected total benefit payments over the next five years

						Subsequent
	2025	2026	2027	2028	2029	five years
	$’m	$’m	$’m	$’m	$’m	$’m
Benefits	22	18	20	20	21	111